Shareholders' equity and share-based payments - TOTAL performance share grants (Details)						12 Months Ended
	Jul. 26, 2017 USD ($) item	Jul. 27, 2016 USD ($) item	Jul. 28, 2015 USD ($) item	Jul. 29, 2014 USD ($) item	Jul. 25, 2013 USD ($) item	Dec. 31, 2017 item EquityInstruments	Dec. 31, 2016 EquityInstruments	Dec. 31, 2015 EquityInstruments
TOTAL performance-based restricted share grants
Share-based payments
Number outstanding as of the beginning of the period						14,732,795	13,513,795	8,909,490
Notified (in shares)						5,679,949	5,639,400	4,761,935
Cancelled (in shares)						(2,219,260)	(1,371,506)	(52,290)
Finally granted (in shares)						(2,210,040)	(3,048,894)	(105,340)
Number outstanding as of the end of the period						15,983,444	14,732,795	13,513,795
Adjustment to number of performance shares finally granted (in shares)						226
Vesting period						3 years
Number of continuous employment conditions | item						1
Holding period during which transfer of finally granted shares is not permitted						2 years
TOTAL performance share grants - 2013 Plan
Share-based payments
Grant date IFRS 2 fair value | $					$ 32.64
Number outstanding as of the beginning of the period							4,350,830	4,434,460
Cancelled (in shares)							(1,303,506)	(28,230)
Finally granted (in shares)							(3,047,324)	(55,400)
Number outstanding as of the end of the period								4,350,830
Number of performance conditions | item					1
TOTAL performance share grants - 2014 Plan
Share-based payments
Grant date IFRS 2 fair value | $				$ 44.66
Number outstanding as of the beginning of the period						4,364,500	4,402,460	4,475,030
Cancelled (in shares)						(2,157,820)	(37,100)	(22,630)
Finally granted (in shares)						(2,206,680)	(860)	(49,940)
Number outstanding as of the end of the period							4,364,500	4,402,460
Number of performance conditions | item				1
TOTAL performance share grants - 2015 Plan
Share-based payments
Grant date IFRS 2 fair value | $			$ 35.90
Number outstanding as of the beginning of the period						4,730,735	4,760,505
Notified (in shares)								4,761,935
Cancelled (in shares)						(31,480)	(29,170)	(1,430)
Finally granted (in shares)						(1,950)	(600)
Number outstanding as of the end of the period						4,697,305	4,730,735	4,760,505
Number of performance conditions | item			2
TOTAL performance share grants - 2016 Plan
Share-based payments
Grant date IFRS 2 fair value | $		$ 35.37
Number outstanding as of the beginning of the period						5,637,560
Notified (in shares)							5,639,400
Cancelled (in shares)						(29,050)	(1,730)
Finally granted (in shares)						(1,410)	(110)
Number outstanding as of the end of the period						5,607,100	5,637,560
Number of performance conditions | item		2
TOTAL performance share grants - 2017 Plan
Share-based payments
Grant date IFRS 2 fair value | $	$ 35.57
Notified (in shares)						5,679,949
Cancelled (in shares)						(910)
Number outstanding as of the end of the period						5,679,039
Number of performance conditions | item	2
Percentage of final grant rate represented by each performance condition						50.00%
Period of average closing prices to evaluate TSR at beginning and end of evaluation period						3 months
Evaluation period						3 years
1st place: grant rate (as a percent)						180.00%
2nd place: grant rate (as a percent)						130.00%
3rd place: grant rate (as a percent)						80.00%
4th and 5th places						0.00%
Number of attribution rates expressed in percentage and capped at 100% | item						3
Maximum attribution rate (as a percent)						100.00%
First number of shares granted to non-senior executives, not subject to performance conditions						150